Reverse Merger Transaction and Accounting	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 1 - Reverse Merger Transaction and Accounting

Reverse Merger Transaction

Mobivity Holdings Corp. (the “Company”) was incorporated as Ares Ventures Corporation in Nevada in 2008. In November 2010, the Company acquired CommerceTel, Inc., which was wholly-owned by CommerceTel Canada Corporation, in a reverse merger, or the “Merger”. Pursuant to the Merger, all of the issued and outstanding shares of CommerceTel, Inc. common stock were converted, at an exchange ratio of 0.7268-for-1, into an aggregate of 10,000,000 shares of the Company’s common stock, and CommerceTel, Inc. became a wholly owned subsidiary of the Company. In connection with the Merger, the Company changed its corporate name to CommerceTel Corporation in October 2010. The accompanying condensed consolidated financial statements, common share and weighted average common share basic and diluted information have been retroactively adjusted to reflect the exchange ratio in the Merger.

In connection with the Company’s acquisition of assets from Mobivity, LLC, the Company changed its corporate name to Mobivity Holdings Corp. and its operating company name from CommerceTel, Inc. to Mobivity, Inc., in August 2012.

Reverse Merger Accounting

Immediately following the consummation of the Merger: (i) the former security holders of Mobivity, Inc. common stock had an approximate 56% voting interest in the Company and the Company stockholders retained an approximate 44% voting interest; (ii) the former executive management team of Mobivity, Inc. remained as the only continuing executive management team for the Company; and (iii) the Company’s ongoing operations consist solely of the ongoing operations of Mobivity, Inc.

Based primarily on these factors, the Merger was accounted for as a reverse merger and a recapitalization in accordance with generally accepted accounting principles in the United States of America, or “GAAP”. As a result, these condensed financial statements reflect: (i) the historical results of Mobivity, Inc. prior to the Merger; (ii) the combined results of the Company following the Merger; and (iii) the acquired assets and liabilities at their historical cost.

Reverse Merger Transaction

Mobivity Holdings Corp. (the “Company”) was incorporated as Ares Ventures Corporation in Nevada in 2008. In November 2010, the Company acquired CommerceTel, Inc., which was wholly-owned by CommerceTel Canada Corporation, in a reverse merger, or the “Merger”. Pursuant to the Merger, all of the issued and outstanding shares of CommerceTel, Inc. common stock were converted, at an exchange ratio of 0.7268-for-1, into an aggregate of 10,000,000 shares of the Company’s common stock, and CommerceTel, Inc. became a wholly owned subsidiary of the Company. In connection with the Merger, the Company changed its corporate name to CommerceTel Corporation in October 2010. The accompanying condensed consolidated financial statements, common share and weighted average common share basic and diluted information has been retroactively adjusted to reflect the exchange ratio in the Merger.

In connection with the Company’s acquisition of assets from Mobivity, LLC (See Note 3 Acquisitions below), the Company changed its corporate name to Mobivity Holdings Corp. and its operating company from CommerceTel, Inc. to Mobivity, Inc., in August 2012.

Reverse Merger Accounting

Immediately following the consummation of the Merger: (i) the former security holders of Mobivity, Inc. common stock had an approximate 56% voting interest in the Company and the Company stockholders retained an approximate 44% voting interest; (ii) the former executive management team of Mobivity, Inc. remained as the only continuing executive management team for the Company; and (iii) the Company’s ongoing operations consist solely of the ongoing operations of Mobivity, Inc.

Based primarily on these factors, the Merger was accounted for as a reverse merger and a recapitalization in accordance with generally accepted accounting principles in the United States of America, or “GAAP”. As a result, these condensed financial statements reflect: (i) the historical results of Mobivity, Inc. prior to the Merger; (ii) the combined results of the Company following the Merger; and (iii) the acquired assets and liabilities at their historical cost. In connection with the Merger, the Company received net assets of $16,496.

In December 2010, the Board of Directors of the Company resolved to change the Company’s fiscal year end from September 30 to December 31, effective immediately, to coincide with the fiscal year end of its wholly owned subsidiary Mobivity, Inc.